Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

6. Subsequent Events

The Company’s management has evaluated subsequent events up to November 20, 2017, the date the unaudited condensed interim financial statements were issued, pursuant to the requirements of ASC 855 and has determined that there are no material subsequent events to report.